SUPPLEMENT DATED JUNE 29, 2009
TO
PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

On June 11, 2009, shareholders approved the reorganization of MFS Strategic Value Portfolio into MFS Value Portfolio.  Both are series of the MFS Variable Insurance Trust II.  The reorganization occurred at the close of business on June 26, 2009.  References to MFS Strategic Value Portfolio in the prospectus are deleted.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.